CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Statement Of Changes In Equity [Abstract]
Reserves/(deficits)	$ 280,228,000	$ (122,889,000)